Stock-Based Compensation Plans (Schedule Of Other Data For Stock Option And Stock Awards) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation related to nonvested options and awards at end of year	$ 7,459
Weighted average period over which unrecognized compensation cost of nonvested options and awards to be recognized (years)	2 years 2 months 12 days
Actual income tax benefit realized from options exercised during the year	6,251
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation related to nonvested options and awards at end of year	6,465
Weighted average period over which unrecognized compensation cost of nonvested options and awards to be recognized (years)	2 years 1 month 6 days
Aggregate intrinsic value of stock awards and PSUs vested and expected to vest	$ 21,369